[EATON VANCE(R) LOGO]

[GRAPHIC OF CABLE]



SEMIANNUAL REPORT FEBRUARY 28, 2003

[GRAPHIC OF GLOBE]


                                   EATON VANCE
                                   INFORMATION
                                       AGE
                                      FUND




[GRAPHIC OF SATELLITE DISH]

--------------------------------------------------------------------------------

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

    The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

    EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

    If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

    Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

--------------------------------------------------------------------------------

EATON VANCE INFORMATION AGE FUND as of February 28, 2003

INVESTMENT UPDATE


MANAGEMENT DISCUSSION

[PHOTO OF MARTHA LOCKE]
Co-Portfolio Manager

[PHOTO OF HON. JACOB REES-MOGG]
Co-Portfolio Manager

- Eaton Vance Information Age Fund continued to encounter very difficult markets worldwide. While the Fund posted negative returns for the six-months ended February 28, 2003, it did outperform its benchmark, the MSCI World Index, during the period.(1) We remain focused on individual stock selection as the best means of reducing our risk profile, with an emphasis on companies with strong market positions, good balance sheets and reasonable valuations. We also remain committed to portfolio diversification as a way to help minimize risk.

- The Fund benefited from its exposure to business service-related stocks, which have been a relatively safe haven amid the continued market volatility. Another group that delivered some good gains in the past six months was the semiconductor industry. Certain advertising-related media were notably strong contributors in this period, and overall the group has done well for us in the past year. However, a number of advertising-based stocks outside the U.S. did not work out as well because the advertising recovery there has not yet materialized. Also, there were several instances of earnings misses that had a negative impact on performance.

- The Fund remained invested about half in U.S. securities and half in non-U.S. securities. The Fund was slightly over-weighted in non-Japan Asia, though a bit less so than six months ago, because the Korean market has weakened. We think that the advertising recovery in the U.S. is still underway, though slowed somewhat by the current war in Iraq, which has the potential to evaporate pent-up ad demand. While the war in Iraq remains of concern to the markets, it typically does not affect companies' underlying fundamentals. Therefore, we continued to remain focused on company-by-company stock selection, with no particular country bias.

THE FUND
The Past Six Months

- During the six months ended February 28, 2003, the Fund's Class A shares had a total return of -7.99%. This return was the result of a decrease in net asset value (NAV) to $10.25 on February 28, 2003 from $11.14 on August 31, 2002.(2)

- Class B shares had a total return of -8.34% during the same period, the result of a decrease in NAV to $10.33 from $11.27.(2)

- Class C shares had a total return of -8.37% during the period, the result of a decrease in NAV to $9.96 from $10.87.(2)

- Class D shares had a total return of -8.46% during the period, the result of a decrease in NAV to $6.17 from $6.74.(2)

- For comparison, the Fund's benchmark index,the Morgan Stanley Capital International World Index - a broad-based index of global common stocks - declined by -8.75% during the period.(1)

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

FUND INFORMATION
AS OF FEBRUARY 28, 2003

PERFORMANCE(3)                          CLASS A    CLASS B    CLASS C   CLASS D
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                -22.47%    -23.08%     -23.09%   -23.16%
Five Years                               -0.20      -0.74       -0.77       N.A.
Life of Fund+                             5.73       5.28        4.79    -21.64


SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                                -26.94%    -26.93%     -23.86%   -27.00%
Five Years                               -1.38      -1.06       -0.77       N.A.
Life of Fund+                             4.89       5.28        4.79    -23.65


+ Inception Dates - Class A: 9/18/95; Class B: 9/18/95; Class C:11/22/95;
  Class D:3/9/01

TEN LARGEST EQUITY HOLDINGS(4) BY TOTAL NET ASSETS
Trinity Mirror PLC                         3.0%
West Australian Newspapers Holdings Ltd.   2.6
Sindo Ricoh Co.                            2.5
Fuji Photo Film Co., Ltd.                  2.4
St. Ives PLC                               2.3
EMAP PLC                                   2.2
Yamaha Corp.                               2.2
Television Broadcasts Ltd.                 1.9
Promotora de Informaciones S.A.            1.9
Azlan Group PLC                            1.9

(1) The MSCI World Index is an unmanaged index of global stocks. It is not possible to invest directly in an Index. (2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B, Class C, and Class D shares. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule:
5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest holdings accounted for 22.9% of the Portfolio's net assets. Holdings are subject to change. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2003
Assets
------------------------------------------------------
Investment in Information Age Portfolio,
   at value
   (identified cost, $97,932,905)         $ 87,292,350
Receivable for Fund shares sold                 18,709
Receivable from affiliate for
   reimbursement of expenses                    39,699
Prepaid expenses                                 3,881
Tax reclaim receivable                          27,578
------------------------------------------------------
TOTAL ASSETS                              $ 87,382,217
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    220,531
Payable to affiliate for service fees           20,395
Accrued expenses                                69,996
------------------------------------------------------
TOTAL LIABILITIES                         $    310,922
------------------------------------------------------
NET ASSETS                                $ 87,071,295
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $169,975,253
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (71,071,440)
Accumulated net investment loss             (1,195,881)
Net unrealized appreciation                      3,918
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                        (10,640,555)
------------------------------------------------------
TOTAL                                     $ 87,071,295
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 28,279,062
SHARES OUTSTANDING                           2,760,179
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.25
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $10.25)      $      10.88
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 44,870,970
SHARES OUTSTANDING                           4,344,333
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.33
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 13,191,887
SHARES OUTSTANDING                           1,324,994
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.96
------------------------------------------------------
Class D Shares
------------------------------------------------------
NET ASSETS                                $    729,376
SHARES OUTSTANDING                             118,130
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       6.17
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2003
Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $54,192)             $   545,414
Interest allocated from Portfolio              51,445
Expenses allocated from Portfolio            (631,619)
-----------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (34,760)
-----------------------------------------------------
Expenses
-----------------------------------------------------
Management fee                            $   124,058
Trustees' fees and expenses                     1,792
Distribution and service fees
   Class A                                     80,777
   Class B                                    253,864
   Class C                                     75,882
   Class D                                      3,664
Transfer and dividend disbursing agent
   fees                                       161,429
Registration fees                              27,884
Legal and accounting services                  18,203
Printing and postage                           16,400
Custodian fee                                  11,775
Miscellaneous                                   6,371
-----------------------------------------------------
TOTAL EXPENSES                            $   782,099
-----------------------------------------------------
Deduct --
   Preliminary reimbursement of Class A
      distribution and service fees       $    39,699
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    39,699
-----------------------------------------------------
NET EXPENSES                              $   742,400
-----------------------------------------------------
NET INVESTMENT LOSS                       $  (777,160)
-----------------------------------------------------
Realized and Unrealized Gain
(Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(5,742,323)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                   (19,054)
-----------------------------------------------------
NET REALIZED LOSS                         $(5,761,377)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments from Portfolio
      (identified cost basis)             $(2,919,462)
   Foreign currency and forward foreign
      currency exchange contracts from
      Portfolio                               (13,513)
   Foreign currency and forward foreign
      currency exchange contracts                 724
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(2,932,251)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(8,693,628)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(9,470,788)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2003  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (777,160) $    (1,816,181)
   Net realized loss                             (5,761,377)     (30,025,601)
   Net change in unrealized
      appreciation (depreciation)                (2,932,251)       3,853,090
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $      (9,470,788) $   (27,988,692)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      34,334,123  $    49,237,607
      Class B                                       819,024        4,381,313
      Class C                                     1,443,662        3,544,065
      Class D                                       175,422          546,282
   Cost of shares redeemed
      Class A                                   (38,730,823)     (54,577,997)
      Class B                                    (6,775,891)     (20,926,404)
      Class C                                    (3,823,323)      (9,232,260)
      Class D                                      (127,540)         (76,531)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     (12,685,346) $   (27,103,925)
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (22,156,134) $   (55,092,617)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     109,227,429  $   164,320,046
----------------------------------------------------------------------------
AT END OF PERIOD                          $      87,071,295  $   109,227,429
----------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $      (1,195,881) $      (418,721)
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                           CLASS A
                                  -----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    --------------------------------------------------------------------
                                  (UNAUDITED)(1)         2002(1)        2001(1)        2000(1)        1999(1)        1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $11.140           $13.640        $21.840        $17.340        $11.710      $11.970
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                    $(0.058)          $(0.098)       $(0.132)       $(0.213)       $(0.217)     $(0.156)
Net realized and unrealized
   gain (loss)                          (0.832)           (2.402)        (6.935)         6.939          6.469        0.431
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.890)          $(2.500)       $(7.067)       $ 6.726        $ 6.252      $ 0.275
---------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------
From net realized gain                 $    --           $    --        $(1.133)       $(2.226)       $(0.622)     $(0.535)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $    --           $    --        $(1.133)       $(2.226)       $(0.622)     $(0.535)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.250           $11.140        $13.640        $21.840        $17.340      $11.710
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (7.99)%          (18.33)%       (33.65)%        43.12%         54.95%        2.32%
---------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $28,279           $35,502        $49,231        $68,208        $20,908      $12,263
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                        2.28%(4)          1.99%          1.99%          1.99%          2.46%        2.68%
   Net investment loss                   (1.07)%(4)        (0.76)%        (0.78)%        (0.98)%        (1.47)%      (1.20)%
Portfolio Turnover of the
   Portfolio                                37%              107%           160%           173%           131%         157%
---------------------------------------------------------------------------------------------------------------------------
+  The expenses of the Fund reflect a reimbursement of Class A distribution and service fees. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            2.53%(4)          2.22%          2.14%          2.12%
   Net investment loss                   (1.32)%(4)        (0.99)%        (0.93)%        (1.11)%
Net investment loss per share          $(0.071)          $(0.128)       $(0.156)       $(0.241)
---------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                           CLASS B
                                  -----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    --------------------------------------------------------------------
                                  (UNAUDITED)(1)         2002(1)        2001(1)        2000(1)        1999(1)        1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $11.270           $13.910        $22.380       $ 17.770        $12.030      $12.310
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                    $(0.099)          $(0.195)       $(0.249)      $ (0.353)       $(0.284)     $(0.210)
Net realized and unrealized
   gain (loss)                          (0.841)           (2.445)        (7.088)         7.189          6.646        0.465
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.940)          $(2.640)       $(7.337)      $  6.836        $ 6.362      $ 0.255
---------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------
From net realized gain                 $    --           $    --        $(1.133)      $ (2.226)       $(0.622)     $(0.535)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $    --           $    --        $(1.133)      $ (2.226)       $(0.622)     $(0.535)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.330           $11.270        $13.910       $ 22.380        $17.770      $12.030
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (8.34)%          (18.98)%       (34.06)%        42.58%         54.39%        2.08%
---------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $44,871           $55,898        $87,092       $148,603        $49,963      $30,331
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                        3.03%(4)          2.72%          2.64%          2.59%          2.87%        3.12%
   Net investment loss                   (1.82)%(4)        (1.48)%        (1.44)%        (1.59)%        (1.88)%      (1.64)%
Portfolio Turnover of the
   Portfolio                                37%              107%           160%           173%           131%         157%
---------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                           CLASS C
                                  -----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    --------------------------------------------------------------------
                                  (UNAUDITED)(1)         2002(1)        2001(1)        2000(1)        1999(1)        1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.870           $13.400        $21.610        $17.280        $11.720      $12.020
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                    $(0.095)          $(0.187)       $(0.238)       $(0.342)       $(0.290)     $(0.205)
Net realized and unrealized
   gain (loss)                          (0.815)           (2.343)        (6.839)         6.898          6.472        0.440
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.910)          $(2.530)       $(7.077)       $ 6.556        $ 6.182      $ 0.235
---------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------
From net realized gain                 $    --           $    --        $(1.133)       $(2.226)       $(0.622)     $(0.535)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $    --           $    --        $(1.133)       $(2.226)       $(0.622)     $(0.535)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.960           $10.870        $13.400        $21.610        $17.280      $11.720
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (8.37)%          (18.88)%       (34.07)%        42.42%         54.29%        1.96%
---------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $13,192           $17,064        $27,527        $41,113        $ 6,118      $ 2,531
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                        3.03%(4)          2.72%          2.64%          2.60%          2.93%        3.20%
   Net investment loss                   (1.82)%(4)        (1.47)%        (1.44)%        (1.57)%        (1.94)%      (1.72)%
Portfolio Turnover of the
   Portfolio                                37%              107%           160%           173%           131%         157%
---------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         CLASS D
                                  ------------------------------------------------------
                                  SIX MONTHS ENDED           YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    ---------------------------------
                                  (UNAUDITED)(1)         2002(1)          2001(1)(2)
----------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 6.740           $ 8.320           $10.000
----------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------
Net investment loss                    $(0.059)          $(0.112)          $(0.059)
Net realized and unrealized
   loss                                 (0.511)           (1.468)           (1.621)
----------------------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS             $(0.570)          $(1.580)          $(1.680)
----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 6.170           $ 6.740           $ 8.320
----------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (8.46)%          (18.99)%          (16.80)%
----------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $   729           $   764           $   469
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        3.03%(5)          2.72%             2.62%(5)
   Net investment loss                   (1.81)%(5)        (1.44)%           (1.37)%(5)
Portfolio Turnover of the
   Portfolio                                37%              107%              160%
----------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from start of business, March 9, 2001, to August 31, 2001.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Information Age Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B, Class C and Class D shares are sold at the net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Information Age Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at February 28, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, if any, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $49,971,606 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryovers will expire as follows: $2,886,540 on August 31, 2009 and $47,085,066 on August 31, 2010. At
   August 31, 2002 net capital losses of $15,254,901 attributable to security transactions incurred after October 31, 2001 and net currency losses of $418,721 attributable to foreign currency transactions incurred after October 31, 2001 are treated as arising on the first day of the Fund's current taxable year.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. There were no credit balances used to reduce the Fund's custodian fees for the six months ended February 28, 2003.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   February 28, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any.

   Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the record date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses and realized losses on in-kind withdrawals allocated from the Portfolio.

3 Management Fee and Other Transactions
  with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 28, 2003, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $124,058. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended February 28, 2003, EVM was paid $9,260. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $2,997 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2003.

4 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2003  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2002
    -------------------------------------------------------------------------------
    Sales                                             3,167,465           3,697,562
    Redemptions                                      (3,594,919)         (4,118,925)
    -------------------------------------------------------------------------------
    NET DECREASE                                       (427,454)           (421,363)
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2003  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2002
    -------------------------------------------------------------------------------
    Sales                                                74,392             327,834
    Redemptions                                        (689,210)         (1,630,333)
    -------------------------------------------------------------------------------
    NET DECREASE                                       (614,818)         (1,302,499)
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2003  YEAR ENDED
    CLASS C                                   (UNAUDITED)        AUGUST 31, 2002
    -------------------------------------------------------------------------------
    Sales                                               140,594             272,807
    Redemptions                                        (386,030)           (756,133)
    -------------------------------------------------------------------------------
    NET DECREASE                                       (245,436)           (483,326)
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2003  YEAR ENDED
    CLASS D                                   (UNAUDITED)        AUGUST 31, 2002
    -------------------------------------------------------------------------------
    Sales                                                26,355              66,651
    Redemptions                                         (21,517)             (9,746)
    -------------------------------------------------------------------------------
    NET INCREASE                                          4,838              56,905
    -------------------------------------------------------------------------------

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class A shares (Class A Plan), Class B shares (Class B Plan), Class C shares (Class C Plan), and Class D shares (Class D Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class A Plan provides for the payment of a monthly distribution fee to the Principal Underwriter, EVD, in an amount equal to the aggregate of
   (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   than one year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year. The Class B, Class C and Class D Plans provide for the payment of a monthly distribution fee to EVD at an annual rate not to exceed 0.75% of the Fund's average daily net assets attributable to Class B, Class C and Class D shares, respectively, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5%, 6.25%, and 5% of the aggregate amount received by the Fund for the Class B, Class C and Class D shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class.

   The Fund paid or accrued $51,697, $190,248, $56,849 and $2,744, for Class A, Class B, Class C and Class D shares, respectively, to or payable to EVD for the six months ended February 28, 2003, representing 0.32%, 0.75%, 0.75% and 0.75% (annualized) of the average daily net assets for Class A, Class B, Class C and Class D shares, respectively. At February 28, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $2,579,000, $2,636,000 and $45,000 for Class B, Class C and Class D shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers, and other persons in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class B, Class C and Class D shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 2003 amounted to $29,080, $63,616, $19,033 and $920 for Class A, Class B, Class C and Class D shares, respectively.

   For the period from September 1, 2002, to December 31, 2002, EVM reimbursed Class A distribution and service fees to the extent that annual operating expenses for Class A exceeded 1.99%, such reimbursement totaled $39,699.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares purchased at net asset value in amounts of $1 million or more (other than share purchases in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within one year of purchase. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $95,000, $400 and $7,000 of CDSC paid by shareholders for Class B shares, Class C shares and Class D shares, respectively, for the six months ended February 28, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $36,816,391 and $51,499,429, respectively, for the six months ended February 28, 2003.

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 93.2%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 2.5%
----------------------------------------------------------------------
Getty Images, Inc.(1)                           44,100     $ 1,294,335
Havas SA(2)                                    300,000         889,309
----------------------------------------------------------------------
                                                           $ 2,183,644
----------------------------------------------------------------------
Aerospace and Defense -- 3.5%
----------------------------------------------------------------------
General Dynamics Corp.                          16,800     $   995,568
Rockwell Collins, Inc.                          38,000         746,700
Thales SA(2)                                    57,000       1,306,281
----------------------------------------------------------------------
                                                           $ 3,048,549
----------------------------------------------------------------------
Broadcasting -- 10.2%
----------------------------------------------------------------------
Clear Channel Communications, Inc.(1)           29,900     $ 1,091,649
Cumulus Media, Inc., Class A(1)                 76,900       1,135,044
Granada PLC(2)                                 989,690         845,011
Lin TV Corp., Class A(1)                        43,800         991,632
Nippon Television Network Corp.(2)               8,840       1,106,729
Television Broadcasts, Ltd.(2)                 539,000       1,641,396
Univision Communications, Inc.(1)               44,700       1,107,219
Westwood One, Inc.(1)                           29,100         969,612
----------------------------------------------------------------------
                                                           $ 8,888,292
----------------------------------------------------------------------
Broadcasting and Cable -- 1.7%
----------------------------------------------------------------------
Comcast Corp., Class A(1)                       24,405     $   713,114
Cox Communications, Inc., Class A(1)            27,300         809,445
----------------------------------------------------------------------
                                                           $ 1,522,559
----------------------------------------------------------------------
Broadcasting Equipment -- 0.0%
----------------------------------------------------------------------
Humax Co., Ltd.(2)                                 297     $     3,620
----------------------------------------------------------------------
                                                           $     3,620
----------------------------------------------------------------------
Business Services -- 5.5%
----------------------------------------------------------------------
Arbitron, Inc.(1)                               39,300     $ 1,224,981
HMV Group PLC(1)(2)                            665,400       1,277,633
Iron Mountain, Inc.(1)                          36,800       1,295,360
Lexmark International, Inc.(1)                  16,300       1,017,283
----------------------------------------------------------------------
                                                           $ 4,815,257
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Business Services - Miscellaneous -- 3.7%
----------------------------------------------------------------------
BISYS Group, Inc. (The)(1)                      24,000     $   375,360
Dun & Bradstreet Corp.(1)                       44,400       1,593,960
Moody's Corp.                                   26,400       1,164,240
Sohgo Security Services Co., Ltd.(1)(2)          7,700         102,263
----------------------------------------------------------------------
                                                           $ 3,235,823
----------------------------------------------------------------------
Computers and Business Equipment -- 6.1%
----------------------------------------------------------------------
Dell Computer Corp.(1)                          48,900     $ 1,318,344
International Business Machines Corp.           12,500         974,375
Proview International Holdings
Ltd.(1)(2)                                   7,584,000         846,016
Sindo Ricoh Co.(1)(2)                           44,500       2,177,188
----------------------------------------------------------------------
                                                           $ 5,315,923
----------------------------------------------------------------------
Diversified Financials -- 2.0%
----------------------------------------------------------------------
Countrywide Financial Corp.                     16,300     $   870,257
Legg Mason, Inc.                                18,000         886,140
----------------------------------------------------------------------
                                                           $ 1,756,397
----------------------------------------------------------------------
Diversified Manufacturing -- 1.4%
----------------------------------------------------------------------
Danaher Corp.                                   18,500     $ 1,202,870
----------------------------------------------------------------------
                                                           $ 1,202,870
----------------------------------------------------------------------
Diversified Telecommunication Services -- 5.5%
----------------------------------------------------------------------
BCE, Inc.                                       55,600     $ 1,041,944
BellSouth Corp.                                 26,300         569,921
BT Group PLC(2)                                438,000       1,127,081
KT Corp. ADR(2)                                 82,907       1,533,780
SBC Communications, Inc.                        25,100         522,080
----------------------------------------------------------------------
                                                           $ 4,794,806
----------------------------------------------------------------------
Electronic Equipment & Instruments -- 5.6%
----------------------------------------------------------------------
Identix, Inc.(1)                               135,544     $   535,399
L-3 Communications Holdings, Inc.(1)            18,500         668,220
Novellus System, Inc.(1)                        19,600         571,340
Sony Corp.(2)                                   32,000       1,215,413
Yamaha Corp.(2)                                168,000       1,891,537
----------------------------------------------------------------------
                                                           $ 4,881,909
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Electronic Parts & Components -- 1.3%
----------------------------------------------------------------------
LG Cable Ltd.(2)                               130,000     $ 1,170,779
----------------------------------------------------------------------
                                                           $ 1,170,779
----------------------------------------------------------------------
Entertainment -- 3.9%
----------------------------------------------------------------------
GMM Grammy Public Company Ltd.(2)            2,384,700     $ 1,103,460
Hollywood Entertainment Corp.(1)                33,000         463,980
Metro-Goldwyn-Mayer, Inc.(1)                    25,800         258,258
The Walt Disney Co.                             61,500       1,049,190
Viacom, Inc., Class A(1)                        15,100         561,871
----------------------------------------------------------------------
                                                           $ 3,436,759
----------------------------------------------------------------------
Film Production -- 2.4%
----------------------------------------------------------------------
Fuji Photo Film Co., Ltd.(2)                    66,000     $ 2,093,643
----------------------------------------------------------------------
                                                           $ 2,093,643
----------------------------------------------------------------------
Health Care Providers & Services -- 0.8%
----------------------------------------------------------------------
Quest Diagnostics, Inc.(1)                      13,900     $   733,364
----------------------------------------------------------------------
                                                           $   733,364
----------------------------------------------------------------------
Insurance -- 0.8%
----------------------------------------------------------------------
Montpelier Re Holdings, Ltd.(1)(2)              25,400     $   678,434
----------------------------------------------------------------------
                                                           $   678,434
----------------------------------------------------------------------
IT Consulting & Services -- 4.0%
----------------------------------------------------------------------
Accenture Ltd., Class A(1)                      57,700     $   885,118
Azlan Group PLC(2)                             842,290       1,630,535
SunGard Data Systems, Inc.(1)                   47,800         940,704
----------------------------------------------------------------------
                                                           $ 3,456,357
----------------------------------------------------------------------
Medical - Biomed / Genetics -- 1.4%
----------------------------------------------------------------------
Amgen, Inc.(1)                                  21,800     $ 1,191,152
----------------------------------------------------------------------
                                                           $ 1,191,152
----------------------------------------------------------------------
Pharmaceuticals -- 1.8%
----------------------------------------------------------------------
Takeda Chemical Industries, Ltd.(2)             42,000     $ 1,549,042
----------------------------------------------------------------------
                                                           $ 1,549,042
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Printing -- 2.3%
----------------------------------------------------------------------
St. Ives PLC(2)                                416,930     $ 1,984,960
----------------------------------------------------------------------
                                                           $ 1,984,960
----------------------------------------------------------------------
Publishing -- 21.2%
----------------------------------------------------------------------
E.W. Scripps Co., Class A                       16,200     $ 1,297,620
EMAP PLC(2)                                    176,880       1,958,422
Gannett Co., Inc.                               15,100       1,089,767
Knight-Ridder, Inc.                              7,300         465,886
Lee Enterprises, Inc.                           30,800         987,140
McClatchy Co., (The), Class A                   22,200       1,203,684
McGraw-Hill Co., Inc. (The)                     17,900       1,006,696
Pearson PLC(2)                                 206,993       1,563,724
Promotora de Informaciones S.A.
(Prisa)(2)                                     257,740       1,633,645
Reed Elsevier PLC(2)                           210,570       1,536,065
Trinity Mirror PLC(2)                          421,150       2,638,051
West Australian Newspapers Holdings
Ltd.(2)                                        716,800       2,257,333
Wolters Kluwer N.V. - CVA(2)                    60,650         838,795
----------------------------------------------------------------------
                                                           $18,476,828
----------------------------------------------------------------------
Semiconductor Equipment and Products -- 2.4%
----------------------------------------------------------------------
Linear Technology Corp.                         23,800     $   729,946
Microchip Technology, Inc.                      53,300       1,356,485
----------------------------------------------------------------------
                                                           $ 2,086,431
----------------------------------------------------------------------
Software -- 1.2%
----------------------------------------------------------------------
Microsoft Corp.                                 45,400     $ 1,075,980
----------------------------------------------------------------------
                                                           $ 1,075,980
----------------------------------------------------------------------
Specialty Retail -- 0.4%
----------------------------------------------------------------------
Tweeter Home Entertainment Group,
Inc.(1)                                         65,000     $   351,000
----------------------------------------------------------------------
                                                           $   351,000
----------------------------------------------------------------------
Telecommunication Equipment -- 1.6%
----------------------------------------------------------------------
Advanced Fibre Communications, Inc.(1)          28,000     $   446,600
Nokia Oyj ADR(2)                                72,000         952,560
----------------------------------------------------------------------
                                                           $ 1,399,160
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $91,972,731)                           $81,333,538
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SHORT-TERM INVESTMENTS -- 4.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Sallie Mae Discount Note, 1.24%, 3/14/03    $    3,616     $ 3,614,381
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $3,614,381)                         $ 3,614,381
----------------------------------------------------------------------

COMMERCIAL PAPER -- 3.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
General Electric Capital Corp., 1.36%,
3/3/03                                      $    3,000     $ 2,999,773
----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $2,999,773)                         $ 2,999,773
----------------------------------------------------------------------
Total Investments -- 100.8%
   (identified cost $98,586,885)                           $87,947,692
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.8)%                   $  (655,227)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $87,292,465
----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
--------------------------------------------------------------------
United States                                   55.4%    $48,394,987
France                                           2.5%      2,195,590
United Kingdom                                  16.7%     14,561,482
Japan                                            9.1%      7,958,627
Hong Kong                                        2.8%      2,487,412
Republic of Korea                                5.6%      4,885,367
Thailand                                         1.3%      1,103,460
Bermuda                                          0.8%        678,434
Spain                                            1.9%      1,633,645
Australia                                        2.6%      2,257,333
Netherlands                                      1.0%        838,795
Finland                                          1.1%        952,560

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2003
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $98,586,885)         $ 87,947,692
Cash                                             2,859
Foreign currency, at value (identified
   cost, $28,661)                               28,405
Dividends receivable                           177,058
Prepaid expenses                                   243
Tax reclaim receivable                           2,726
------------------------------------------------------
TOTAL ASSETS                              $ 88,158,983
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $    835,195
Payable for open forward foreign
   currency contracts                               39
Accrued expenses                                31,284
------------------------------------------------------
TOTAL LIABILITIES                         $    866,518
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 87,292,465
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 97,932,777
Net unrealized depreciation (computed on
   the basis of identified cost)           (10,640,312)
------------------------------------------------------
TOTAL                                     $ 87,292,465
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2003
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $54,253)                               $   546,133
Interest                                       51,521
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   597,654
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   375,866
Administration fee                            124,449
Trustees' fees and expenses                     6,731
Custodian fee                                 104,390
Legal and accounting services                  20,104
Miscellaneous                                     994
-----------------------------------------------------
TOTAL EXPENSES                            $   632,534
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (34,880)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(5,749,850)
   Foreign currency and forward foreign
      currency exchange contract
      transactions                            (19,080)
-----------------------------------------------------
NET REALIZED LOSS                         $(5,768,930)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,593,554)
   Foreign currency and forward foreign
      currency exchange contracts             (13,532)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,607,086)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(7,376,016)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(7,410,896)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
                                          FEBRUARY 28,
INCREASE (DECREASE)                       2003              YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       AUGUST 31, 2002
---------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $        (34,880) $       131,671
   Net realized loss                            (5,768,930)     (36,257,664)
   Net change in unrealized
      appreciation (depreciation)               (1,607,086)       5,008,298
---------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $     (7,410,896) $   (31,117,695)
---------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     36,816,391  $    58,848,639
   Withdrawals                                 (51,669,974)    (123,142,649)
---------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (14,853,583) $   (64,294,010)
---------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (22,264,479) $   (95,411,705)
---------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------
At beginning of period                    $    109,556,944  $   204,968,649
---------------------------------------------------------------------------
AT END OF PERIOD                          $     87,292,465  $   109,556,944
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    ------------------------------------------------------------
                                  (UNAUDITED)            2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.28%(1)         1.15%        1.11%        1.13%        1.36%       1.44%
   Net investment income
      (loss)                             (0.07)%(1)        0.08%        0.08%       (0.13)%      (0.38)%      0.01%
Portfolio Turnover                          37%             107%         160%         173%         131%        157%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                          (7.53)%         (17.67)%         --           --           --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $87,292         $109,557     $204,969     $334,611     $ 97,262     $53,556
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Information Age Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 1, 1995. The Portfolio seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2003, the Eaton Vance Information Age Fund held approximately 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 D Options on Financial Futures -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When the purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments.

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 G Expense Reduction -- Investors Bank and Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade-date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 J Interim Financial Statements -- The interim financial statement relating to
   February 28, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2003, the adviser fee was 0.75% (annualized) of average net assets for such period and amounted to $375,866. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2003, the administration fee was 0.25% (annualized) of average net assets for such period and amounted to $124,449. Except as to the Trustees of the Portfolio who are not members of the Advisers or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $33,891,269 and $47,173,585, respectively, for the six months ended February 28, 2003.

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2003, as computed on a federal income tax basis are as follows:

    AGGREGATE COST                            $ 98,586,885
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,867,884
    Gross unrealized depreciation              (15,507,077)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(10,639,193)
    ------------------------------------------------------

   The unrealized depreciation on foreign currency was $1,119.

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The Portfolio did not have any open obligations under these financial instruments at February 28, 2003.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2003.

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2003

INVESTMENT MANAGEMENT

EATON VANCE INFORMATION AGE FUND

Officers

Thomas E. Faust Jr.
President

Gregory L. Coleman
Vice President

James A. Womack
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INFORMATION AGE PORTFOLIO

Officers

Duncan W. Richardson
President

Martha G. Locke
Vice President

Hon. Robert Lloyd George
Vice President and Trustee

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Trustees

Edward K.Y. Chen
President of Lingnan
University in Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive Officer of
BMR, EVC, EVM and EV

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

SPONSOR AND MANAGER OF EATON VANCE INFORMATION AGE FUND
AND ADMINISTRATOR OF INFORMATION AGE PORTFOLIO
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

CO-ADVISERS OF INFORMATION AGE PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


EATON VANCE INFORMATION AGE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
424-4/03                                                                   IASRC